Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	As of March 31,
	2026	2025
Payroll payable	$236,717	$156,932
VAT and other taxes payable	222,937	245,739
Refundable deposits (1)	265,178	4,136
Funds received on behalf and payable to third-party vendors (2)	979,551	—
Others	917,608	311,520
Accrued expenses and other current liabilities	$2,621,991	$718,327

(1) Refundable deposits were primarily security deposits held for students and campus vendors.

(2) The amounts primarily consist of sales proceeds collected from school dining halls on behalf of third-party merchants pending remittance.